CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Treasury shares [Member]	Additional paid-in capital	Retained Earnings [Member]	Accumulated other comprehensive income (loss) income [Member]	Non controlling interest	Total
Balance at Dec. 31, 2018	$ 33	$ (1,749)	$ 368,682	$ 171,399	$ (13,233)		$ 525,132
Balance, shares at Dec. 31, 2018	332,029,752	4,643,150
Net income				29,524		$ (1)	29,523
Other comprehensive (loss) income					(6,704)	2	(6,702)
Share-based compensation			17,897				17,897
Options exercised	$ 1		793				794
Options exercised, shares	2,474,950
Restricted shares vested	$ 1		(1)
Restricted shares vested, shares	12,914,450
Proceeds from sale of non-controlling interest						514	514
Balance at Dec. 31, 2019	$ 35	$ (1,749)	387,371	200,923	(19,937)	515	567,158
Balance, shares at Dec. 31, 2019	347,419,152	4,643,150
Net income				129,195		4,612	133,807
Other comprehensive (loss) income					46,204	2,234	48,438
Share-based compensation			17,908				17,908
Options exercised	$ 1		2,676				2,677
Options exercised, shares	4,916,850
Restricted shares vested	$ 1		(1)
Restricted shares vested, shares	12,899,400
Contribution from related parties (see Note 15(3))			839				839
Proceeds from sale of non-controlling interest			3,657			24,431	28,088
Balance at Dec. 31, 2020	$ 37	$ (1,749)	412,450	330,118	26,267	31,792	798,915
Balance, shares at Dec. 31, 2020	365,235,402	4,643,150
Net income				748,924		115,923	864,847
Other comprehensive (loss) income					45,160	9,885	55,045
Subsidiary's offering of its equity interests (see Note 13)			594,301		(3,654)	344,271	934,918
Share-based compensation			10,077				10,077
Options exercised			28				$ 28
Options exercised, shares	47,000						47,000
Restricted shares vested	$ 1		(1)
Restricted shares vested, shares	7,252,250
Balance at Dec. 31, 2021	$ 38	$ (1,749)	$ 1,016,855	$ 1,079,042	$ 67,773	$ 501,871	$ 2,663,830
Balance, shares at Dec. 31, 2021	372,534,652	4,643,150